Fair Value Option - Elections (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans and Loan Commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in borrower specific credit risk, gains (losses) on assets	$ 32	$ 148	$ 527
Loans reported as trading account assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in borrower specific credit risk, gains (losses) on assets	28	56
Fair Value Carrying Amount Assets	4,607	2,406
Contractual Principal Outstanding Assets	8,487	4,541
Fair Value Carrying Amount Less Unpaid Principal Assets	(3,880)	(2,135)
Trading inventory – other
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Carrying Amount Assets	6,865	5,475
Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Carrying Amount Assets	8,681	10,042
Contractual Principal Outstanding Assets	8,925	10,423
Fair Value Carrying Amount Less Unpaid Principal Assets	(244)	(381)
Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in borrower specific credit risk, gains (losses) on assets	84	225	425
Fair Value Carrying Amount Assets	6,801	6,656
Contractual Principal Outstanding Assets	6,920	6,996
Fair Value Carrying Amount Less Unpaid Principal Assets	(119)	(340)
Securities financing agreements
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Carrying Amount Assets	97,539	95,156
Contractual Principal Outstanding Assets	97,234	94,890
Fair Value Carrying Amount Less Unpaid Principal Assets	305	266
Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Carrying Amount Assets	253	278
Contractual Principal Outstanding Assets	270	270
Fair Value Carrying Amount Less Unpaid Principal Assets	(17)	8
Long-term deposits
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Carrying Amount Liabilities	1,469	1,899
Contractual Principal Outstanding Liabilities	1,361	1,797
Fair Value Carrying Amount Less Unpaid Principal Liabilities	108	102
Unfunded loan commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Carrying Amount Liabilities	405	354
Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Carrying Amount Liabilities	2,697	1,520
Contractual Principal Outstanding Liabilities	2,697	1,520
Fair Value Carrying Amount Less Unpaid Principal Liabilities	0	0
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Carrying Amount Liabilities	36,404	47,035
Contractual Principal Outstanding Liabilities	35,815	46,669
Fair Value Carrying Amount Less Unpaid Principal Liabilities	589	366
Structured liabilities
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Carrying Amount Liabilities	35,300	40,700
Contractual Principal Outstanding Liabilities	$ 34,600	$ 39,700